Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

 Metropolitan Life Separate Account E

 File Nos. 002-90380 /811-04001

 Various Variable Annuity Contracts

 Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account E (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectuses for Class IDs C000003502, C000003505, C000003500 and C000003499, and Statement of Additional Information (“SAI”) for Class IDs C000003498, C000003502, C000003505, C000003501, C000003500 and C000003499, all dated May 1, 2023, being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 53 for the Separate Account filed electronically with the Commission on April 20, 2023.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Life Insurance Company